Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	CVENT HOLDING CORP.
Entity Central Index Key	0001827075
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	On December 21, 2021, the Registrant filed a Registration Statement on Form S-1 (Registration No. 333-261787), as amended by Amendment No. 1 filed on December 27, 2021 and Amendment No. 2 filed on December 30, 2021 and subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 3, 2022 (as amended, the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2021 and Quarterly Report on Form 10-Q for the three months ended March 31, 2022 and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.